CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2024	Sep. 30, 2023
Current assets:
Cash and cash equivalents		$ 93,456	$ 58,913
Short-term investments		36,884	74,700
Accounts receivable, net		31,682	32,132
Contract assets, current portion		15,818	18,355
Prepaid expenses		4,514	3,513
Other current assets		2,697	2,396
Total current assets		185,051	190,009
Long-term investments		11,410	1,304
Property and equipment, net		2,564	2,829
Right-of-use assets		4,662	4,140
Intangible assets, net		54,137	64,674
Goodwill		131,574	123,548
Deferred income tax assets		19,145	11,645
Contract assets, non-current portion		3,620	5,579
Other non-current assets		1,590	1,647
Total assets		413,753	405,375
Current liabilities:
Accounts payable		7,236	7,589
Accrued payroll and related taxes		10,324	10,554
Accrued liabilities	[1]	424	26
Accrued interest payable		205	305
Income tax payables		162	4,329
Deferred revenue, current portion		21,231	17,360
Lease liabilities, current portion		805	1,902
Acquisition-related contingent consideration		0	7,976
Other current liabilities	[1]	1,760	1,456
Total current liabilities		42,147	51,497
Convertible senior notes		143,601	135,516
Deferred revenue, non-current portion		753	957
Lease liabilities, non-current portion		4,230	2,867
Deferred income tax liabilities		3,889	6,476
Other non-current liabilities		4,332	2,874
Total liabilities		198,952	200,187
Commitments and contingencies (Note 10)
Stockholders’ equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized, none issued and outstanding, as of September 30, 2024 and 2023		0	0
Common stock, $0.001 par value, 120,000,000 shares authorized, 44,998,939 and 45,591,199 issued and outstanding, as of September 30, 2024 and 2023, respectively		45	46
Additional paid-in capital		247,326	228,691
Accumulated other comprehensive loss		(2,302)	(14,237)
Accumulated deficit		(30,268)	(9,312)
Total stockholders’ equity		214,801	205,188
Total liabilities and stockholders’ equity		$ 413,753	$ 405,375

[1]	September 30, 2023 consolidated balance sheet reflects reclassifications to conform to the current year presentation.